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April 2, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:   Smith Barney Principal Return Fund (the "Fund")
      File No. 33-25087


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund do not differ from those contained in Post-Effective Amendment No. 28 filed on March 29, 2004, which became effective on March 29, 2004.

Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,

/s/ Harris Goldblat
Harris Goldblat
Assistant Secretary